Income Tax - Schedule of Reconciliation of Net Deferred Tax Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
As of January 1	€ 82,784	€ 66,627
Tax expense during the period recognized in profit or loss	9,890	15,209
Tax income/(expense) during the period recognized in OCI	(458)	1,112	€ 947
Other effects	(1,603)	(164)
As at December 31	€ 90,613	€ 82,784	€ 66,627